Investment Objectives and Goals - Angel Oak Total Return ETF	Apr. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Angel Oak Total Return ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Angel Oak Total Return ETF (the “Fund”) is total return.